Shareholders’ Equity	12 Months Ended
Dec. 31, 2024
Shareholders’ Equity [Abstract]
Shareholders’ Equity

14. Shareholders’ Equity

Ordinary Shares

As of December 31, 2024 and December 31, 2023, 31,904,468 and 23,940,000 ordinary shares were issued and outstanding, respectively. As of December 31, 2024 and December 31, 2023, nil preferred shares were issued and outstanding.

Completion of IPO

On February 18, 2022, the Company closed initial public offering (“IPO”) of 3,940,000 Ordinary Shares, par value US$0.0005 per share at a public offering price of $10.00 per share, and the Ordinary Shares started to trade on the Nasdaq Global Market under the ticker symbol “MHUA” on February 16, 2022. The Company sold 3,600,000 shares pursuant to our underwriters’ firm commitment, together with an additional 340,000 shares sold pursuant to the underwriters’ partial exercise of their over-allotment option.

Conversion of convertible loans

For the year ended December 31, 2024, the Company issued 7,964,468 ordinary shares upon the conversion of $6,000,000 of convertible debt with conversion prices ranging from $0.62 to $0.89 per share.

Warrants

As of December 31, 2024, there were 1,205,254 warrants outstanding and exercisable, exercise price of $2.9869 per share, which was related to warrants issued in connection of the Company’s convertible loans with fair value of $595,000. No warrants have been exercised for the year ended December 31, 2024.

The warrants were valued using the Black-Scholes model. The assumptions used to value the warrants were as follows:

As of issue date (Jan 2, 2024)
Share price	$1.4
Exercise price	$2.9869
Interest rate	3.93%
Time to maturity	5 years
Volatility	59%

A summary of warrants activity for the December 31, 2024 was as follows:

	Number of warrants	Weighted average exercise price per share	Weighted average life	Expiration dates
		US$ per share	Years
Balance of warrants outstanding as of December 31, 2023	-	-	-	-
- warrants issued in connection with the convertible loans	1,205,254	2.9869	4	January 2, 2029
Balance of warrants outstanding and exercisable as of December 31, 2024	1,205,254	2.9869	4

Treasury Shares

For the year ended December 31, 2024, the Company repurchased an aggregate of 80,097 ordinary shares with total repurchase cost of $200,000, which was recorded as treasury shares. As of December 31, 2024, all these shares were held in an escrow account as reserve solely for potential future re-issuance.